SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Shareholders' Equity And Earnings Per Share

NOTE 13. SEMPRA ENERGY – SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE

The following table provides the per share computations for our earnings for years ended December 31. Basic earnings per common share (EPS) is calculated by dividing earnings attributable to common stock by the weighted-average number of common shares outstanding for the year. Diluted EPS includes the potential dilution of common stock equivalent shares that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

EARNINGS PER SHARE COMPUTATIONS
(Dollars in millions, except per share amounts; shares in thousands)
	Years ended December 31,
	2012	2011	2010
Numerator:
Earnings/Income attributable to common shareholders	$859	$1,331	$709

Denominator:
Weighted-average common shares outstanding for basic EPS	241,347	239,720	244,736
Dilutive effect of stock options, restricted stock awards and
restricted stock units	5,346	1,803	3,206
Weighted-average common shares outstanding for diluted EPS	246,693	241,523	247,942

Earnings per share:
Basic	$3.56	$5.55	$2.90
Diluted	$3.48	$5.51	$2.86

The dilution from common stock options is based on the treasury stock method. Under this method, proceeds based on the exercise price plus unearned compensation and windfall tax benefits recognized and minus tax shortfalls recognized are assumed to be used to repurchase shares on the open market at the average market price for the period. The windfall tax benefits are tax deductions we would receive upon the assumed exercise of stock options in excess of the deferred income taxes we recorded related to the compensation expense on the stock options. Tax shortfalls occur when the assumed tax deductions are less than recorded deferred income taxes. The calculation excludes options for which the exercise price on common stock was greater than the average market price during the period (out-of-the-money options). We had 40,000; 2,083,275 and 2,138,800 of such antidilutive stock options outstanding during 2012, 2011 and 2010, respectively.

During 2012, we had no stock options outstanding that were antidilutive because of the unearned compensation and windfall tax benefits recognized included in the assumed proceeds under the treasury stock method. We had 900 and 9,900 such antidilutive stock options outstanding during 2011 and 2010, respectively.

The dilution from unvested restricted stock awards (RSAs) and restricted stock units (RSUs) is also based on the treasury stock method. Proceeds equal to the unearned compensation and windfall tax benefits recognized and minus tax shortfalls recognized related to the awards and units are assumed to be used to repurchase shares on the open market at the average market price for the period. The windfall tax benefits recognized or tax shortfalls recognized are the difference between tax deductions we would receive upon the assumed vesting of RSAs or RSUs and the deferred income taxes we recorded related to the compensation expense on such awards and units. There were 1,934 antidilutive restricted stock awards and 7,673 antidilutive restricted stock units from the application of unearned compensation in the treasury stock method in 2012. There were no such antidilutive restricted stock awards or units in 2011 or 2010.

Each performance based RSU represents the right to receive between zero and 1.5 shares of Sempra Energy common stock based on Sempra Energy's four-year cumulative total shareholder return compared to the S&P 500 Utilities Index, as follows:

Four-Year Cumulative Total Shareholder Return Ranking versus S&P 500 Utilities Index(1)	Number of Sempra Energy Common Shares Received for Each Restricted Stock Unit(2)
75th Percentile or Above	1.5
50th Percentile	1
35th Percentile or Below	―
(1)	If Sempra Energy ranks at or above the 50th percentile compared to the S&P 500 Index, participants will receive a minimum of 1.0 share for each restricted stock unit.
(2)	Participants may also receive additional shares for dividend equivalents on shares subject to restricted stock units, which are reinvested to purchase additional units that become subject to the same vesting conditions as the restricted stock units to which the dividends relate.

RSAs have a maximum potential of 100 percent vesting. We include our performance based RSUs in potential dilutive shares at zero to 150 percent to the extent that they currently meet the performance requirements for vesting, subject to the application of the treasury stock method. Due to market fluctuations of both Sempra Energy stock and the comparative index, dilutive RSU shares may vary widely from period-to-period. We include our RSAs, which are solely service-based, in potential dilutive shares at 100 percent.

RSUs and RSAs may be excluded from potential dilutive shares by the application of unearned compensation in the treasury stock method, as we discuss above, or because performance goals are currently not met. The maximum excluded RSUs and RSAs, assuming performance goals were met at maximum levels, were 1,134,456; 4,109,717 and 2,008,413 for the years ended December 31, 2012, 2011 and 2010, respectively.

We are authorized to issue 750,000,000 shares of no-par-value common stock. In addition, we are authorized to issue 50,000,000 shares of preferred stock having rights, preferences and privileges that would be established by the Sempra Energy board of directors at the time of issuance.

There were no shares of common stock held by the ESOP at December 31, 2012, and 153,625 and 504,440 at December 31, 2011 and 2010, respectively. These shares are unallocated and therefore excluded from the computation of EPS.

Excluding shares held by the ESOP, common stock activity consisted of the following:

COMMON STOCK ACTIVITY

	2012	2011	2010
Common shares outstanding, January 1	239,934,681	240,447,416	246,507,865
Savings plan issuance	―	―	560,600
Shares released from ESOP	153,625	350,815	363,733
Stock options exercised	1,876,303	958,126	912,725
Restricted stock issuances	2,580	11,876	―
Restricted stock units vesting(1)	683,416	2,625	―
Shares repurchased(2)	(281,769)	(1,836,177)	(8,108,579)
Common stock investment plan(3)	―	―	217,772
Shares forfeited and other	―	―	(6,700)
Common shares outstanding, December 31	242,368,836	239,934,681	240,447,416
(1)	Includes dividend equivalents.
(2)	In addition to formal common stock repurchase programs which we discuss below, we may also, from time to time, purchase shares of our common stock from restricted stock plan participants who elect to sell a sufficient number of vesting restricted shares to meet minimum statutory tax withholding requirements.
(3)	Participants in the Direct Stock Purchase Plan may reinvest dividends to purchase newly issued shares.

Our board of directors has the discretion to determine the payment and amount of future dividends.

COMMON STOCK REPURCHASE PROGRAMS

On September 11, 2007, our board of directors authorized the repurchase of additional shares of our common stock provided that the amounts expended for such purposes did not exceed the greater of $2 billion or amounts expended to purchase no more than 40 million shares. Purchases may include open-market and negotiated transactions, structured purchase arrangements, and tender offers.

In April 2008, we entered into a share repurchase program under which we prepaid $1 billion to repurchase shares of our common stock to be delivered later in 2008 in a share forward transaction. The $1 billion purchase price was recorded as a reduction in shareholders' equity, and we received 18,416,241 shares under the program during 2008 based on a final weighted average price of $54.30 per share.

In September 2010, we entered into a share repurchase program under which we prepaid $500 million to repurchase shares of our common stock in a share forward transaction. The program was completed in March 2011 with a total of 9,574,435 shares repurchased at an average price of $52.22 per share. Our outstanding shares used to calculate earnings per share were reduced by the number of shares repurchased when they were delivered to us, and the $500 million purchase price was recorded as a reduction in shareholders' equity upon its prepayment. We received 5,670,006 shares during the quarter ended September 30, 2010; 2,407,994 shares on October 4, 2010 and 1,496,435 shares on March 22, 2011.

These share repurchase programs are unrelated to share based compensation as described in Note 9.